Notes Related to the Consolidated Statement of Income (Loss) - Summary of Breakdown of Plan (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	€ 1,179	€ 1,359	€ 2,449
Employees
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	487	601	1,143
Executive officers and executive committee
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	649	633	864
Board members
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	43	125	442
AGA plan
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	537	688	1,371
AGA plan | Employees
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	298	305	727
AGA plan | Executive officers and executive committee
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	239	383	644
BSA plan
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	43	125	442
BSA plan | Board members
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	43	125	442
SO plan
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	599	546	636
SO plan | Employees
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	189	296	416
SO plan | Executive officers and executive committee
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	€ 410	€ 249	€ 220